Document and Entity Information	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A by the Federal Home Loan Bank of Pittsburgh (“Bank”) amends the Current Report on Form 8-K filed on November 21, 2025, in order to add information about the standing Committees of the Bank’s Board of Directors (“Board”) on which the elected and re-elected Directors shall serve in 2026.
Document Period End Date	Nov. 19, 2025
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity Central Index Key	0001330399
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	301 Grant Street, Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false